General (Details) - Schedule of impact on the consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
As previously reported [Member]
General (Details) - Schedule of impact on the consolidated statements of financial position [Line Items]
Non-current liabilities
Additional paid in capital	147,708	147,708	147,708
Accumulated deficit	(154,661)	(153,930)	(152,588)
Total equity	6,249	6,980	8,322
As restated [Member]
General (Details) - Schedule of impact on the consolidated statements of financial position [Line Items]
Non-current liabilities	2,637	465	1,049
Additional paid in capital	146,015	146,015	146,015
Accumulated deficit	(155,605)	(152,702)	(151,944)
Total equity	3,612	6,515	7,273
Adjustments [Member]
General (Details) - Schedule of impact on the consolidated statements of financial position [Line Items]
Non-current liabilities	2,637	465	1,049
Additional paid in capital	(1,693)	(1,693)	(1,693)
Accumulated deficit	(944)	1,228	644
Total equity	$ (2,637)	$ (465)	$ (1,049)